ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of the Group's Cash and Cash Equivalents by Currency Denomination and Jurisdiction) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
VIE arrangements [Line Items]
Cash and cash equivalents	¥ 196,900	$ 28,359	¥ 246,303	¥ 180,285
Non-VIEs [Member] | China [Member]
VIE arrangements [Line Items]
Cash and cash equivalents	19,425		109,820
Group [Member] | China [Member]
VIE arrangements [Line Items]
Cash and cash equivalents	193,197		235,670
Variable Interest Entity Primary Beneficiary [Member]
VIE arrangements [Line Items]
Cash and cash equivalents	173,772
Variable Interest Entity Primary Beneficiary [Member] | China [Member]
VIE arrangements [Line Items]
Cash and cash equivalents	¥ 173,772		¥ 125,850